Subsequent Events (Details Narrative) - Subsequent Event [Member] - USD ($)			2 Months Ended
	Sep. 04, 2019	Aug. 28, 2019	Sep. 04, 2019	Jul. 22, 2019
Number of common stock shares issued	400,000
Shares issued price per share	$ 0.50	$ 0.50	$ 0.50
Consideration paid by cancellation of oustanding indebtness	$ 200,000
Number of stock sold			4,109,000
Sale of stock price per share	$ 0.50		$ 0.50
Number of stock sold, value			$ 2,054,500
Number of shares issued for exercise of option		51,040
Options to purchase common stock		58,331
Two Outstanding Demand Notes [Member]
Interest rate				6.00%
Aggregate debt amount				$ 207,332
Principal amount				200,000
Accrued interest				$ 7,332
Convertible Promissory Notes [Member]
Interest rate				6.00%
Convertible promissory note				$ 207,332
Conversion price per share				$ 0.50